LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Sep. 30, 2013
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

4.              LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loans receivable at September 30, 2013 and 2012 are summarized as follows:

	2013	2012
Single-family residential:
Residential first mortgage	$212,357,311	$211,759,949
Residential second mortgage	43,208,366	42,091,046
Home equity lines of credit	110,905,455	143,931,567
Total single-family residential	366,471,132	397,782,562
Commercial:
Commercial and multi-family real estate	348,002,617	323,333,936
Land acquisition and development	40,430,063	47,262,727
Real estate construction and development	20,548,621	21,906,992
Commercial and industrial	226,828,695	197,754,774
Total commercial	635,809,996	590,258,429
Consumer and installment	2,761,104	2,673,925
	1,005,042,232	990,714,916
Add (less):
Deferred loan costs	3,188,386	3,115,384
Loans in process	(1,256,236)	(986,063)
Allowance for loan losses	(18,306,114)	(17,116,595)

Total	$988,668,268	$975,727,642

Weighted average rate at end of year	4.45%	4.92%

The Bank has made loans to officers and directors in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing for comparable transactions with other customers and did not, in the opinion of management, involve more than normal credit risk at the time of origination.

Changes in loans to senior officers and directors for the years ended September 30, 2013 and 2012 are summarized as follows:

Balance, September 30, 2011	$12,708,975
Additions	583,232
Repayments and reclassifications	(12,214,836)
Balance, September 30, 2012	1,077,371
Additions	1,125,408
Repayments and reclassifications	(669,534)
Balance, September 30, 2013	$1,533,245

Home equity lines of credit to senior officers and directors totaled $566,000, of which $162,000 had been disbursed as of September 30, 2013.

At September 30, 2013, and 2012, the Bank was servicing loans for others totaling approximately $6.4 million and $10.1 million, respectively. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on the accrual basis and includes servicing fees received from investors and certain charges collected from borrowers.

Allowance for Loan Losses

The Company maintains an allowance for loan losses to absorb probable losses in the Company’s loan portfolio.  Loan charge-offs are charged against and recoveries are credited to the allowance.  Provisions for loan losses are charged to income and credited to the allowance in an amount necessary to maintain an adequate allowance given the risks identified in the entire portfolio.  The allowance is comprised of specific allowances on impaired loans (assessed for loans that have known credit weaknesses) and pooled or general allowances based on a number of factors discussed below, including historical loan loss experience for each loan type.  The allowance is based upon management’s estimates of probable losses inherent in the loan portfolio.

In general, impairment losses on all single-family residential real estate loans that become 180 days past due and all consumer loans that become 120 days past due are recognized through charge-offs to the allowance for loan losses.  For impaired single-family residential real estate and consumer loans that do not meet these criteria, management considers many factors before charging off a loan and might establish a specific reserve in lieu of a charge-off if management determines that the circumstances affecting the collectability of the loan are subject to change.  While the delinquency status of the loan is a primary factor in determining whether to establish a specific reserve or record a charge-off, other key factors are considered, including the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  For purposes of determining the general allowance for loan losses, all residential and consumer loan charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.

For commercial loans, all or a portion of a loan is charged off when circumstances indicate that a loss is probable and there is no longer a reasonable expectation that a change in such circumstances will result in the collection of the full amount of the loan.  Similar to single-family residential real estate loans, management considers many factors before charging off a loan and might establish a specific reserve in lieu of a charge-off if management determines that the circumstances affecting the collectability of the loan are subject to change.  While the delinquency status of the loan is a primary factor, other key factors are considered and the Company does not charge off commercial loans based solely on a predetermined length of delinquency.  The other factors considered include the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  For purposes of determining the general allowance for loan losses, all commercial loan charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.

As the result of the Company’s required change from the Office of Thrift Supervision’s (“OTS”) Thrift Financial Reports to the Office of the Comptroller of the Currency’s (“OCC”) Call Reports that became effective March 31, 2012, the Company modified its charge-off policy during the three months ended March 31, 2012 to comply with the OCC’s guidelines.  As permitted by the OTS, the Company had previously used specific loan loss reserves to recognize impairment charges on certain collateral-dependent loans under certain circumstances.  In general under the Company’s previous policy, a specific reserve could have been recorded in lieu of a charge-off on an impaired collateral-dependent loan when management believed that the borrower still had the ability to bring the loan current or could provide additional collateral.  The Company did not charge off loans based solely on a predetermined length of delinquency.  Also, to enhance tracking of payment performance and facilitate billing and collection efforts, specific reserves were generally established in lieu of partial charge-offs on single-family residential real estate loans.  Once collection efforts failed, all or a portion of the loan was generally charged off, as appropriate.  The OCC generally requires such impairment charges to be recognized through loan charge-offs.  For purposes of determining the general allowance for loan losses, all charge-offs and changes in the level of specific reserves were included in the determination of historical loss rates for each pool of loans with similar risk characteristics.  As the result of the modifications to the loan charge-off policy to comply with the OCC’s guidance, the Company recorded $5.9 million of charge-offs during the March 2012 quarter for loans that it had established specific reserves in previous periods.  Because these losses had been recognized in prior periods, the charge-off of the $5.9 million of specific reserves had no impact on the Company’s provision for loan losses or stockholders’ equity during the year ended September 30, 2012.

During the fourth quarter of 2012, the Company adopted newly-issued industry-wide guidance from the OCC that clarified the accounting treatment for mortgage and consumer loans where the borrower’s obligation was discharged in bankruptcy and the borrower did not reaffirm the debt.  The guidance clarified that such loans should be classified as non-accrual and should be charged off to reflect the underlying collateral value less costs to sell even if the borrower is current on all payments.  Following previous regulatory guidance, the Company had historically restored such loans to accrual status if the borrower had made six consecutive timely payments and certain other criteria were met.  This clarification resulted in charge-offs totaling $697,000 in the fourth quarter of 2012 and a $713,000 increase in non-accrual loans at September 30, 2012.  While the impact of the OCC clarification accelerated charge-offs of such loans, the allowance for loan losses contained full coverage for these charge-offs resulting in no corresponding increase in the provision for loan losses in the period the guidance was adopted.

For purposes of determining the general allowance for loan losses, the Company has segmented its loan portfolio into the following pools (or segments) that have similar risk characteristics: residential loans, commercial loans and consumer loans.  Loans within these segments are further divided into subsegments, or classes, based on the associated risks within these subsegments. Residential loans are divided into three classes, including single-family first mortgage loans, single-family second mortgage loans and home equity lines of credit.  Commercial loans are divided into four classes, including land acquisition and development loans, real estate construction and development loans, commercial and multi-family real estate loans, and commercial and industrial loans.  Consumer loans are not subsegmented because of the small balance in this segment.

The following is a summary of the significant risk characteristics for each segment of loans:

Residential mortgage loans are secured by one- to four-family residential properties with loan-to-value ratios at the time of origination generally equal to 80% or less.  Such loans with loan-to-value ratios of greater than 80% at the time of origination generally require private mortgage insurance.  Second mortgage loans and home equity lines of credit generally involve greater credit risk than first mortgage loans because they are secured by mortgages that are subordinate to the first mortgage on the property.  If the borrower is forced into foreclosure, the Company will receive no proceeds from the sale of the property until the first mortgage loan has been completely repaid.  Second mortgage loans and home equity lines of credit often have high loan-to-value ratios when combined with the first mortgage loan on the property.  Loans with high combined loan-to-value ratios will be more sensitive to declining property values than loans with lower combined loan-to-value ratios, and therefore, may experience a higher incidence of default and severity of losses.  Prior to 2008, the Company offered second mortgage loans that exceeded 80% combined loan-to-value ratios, which were priced with enhanced yields.  The Company continues to offer second mortgage loans, but only up to 80% of the collateral values and on a limited basis to credit-worthy borrowers.  However, the current underwriting guidelines are more stringent due to the current adverse economic environment.  Since substantially all second mortgage loans and home equity lines of credit are originated in conjunction with the origination of first mortgage loans eligible for sale in the secondary market, and the Company typically does not service the related first mortgage loans if they are sold, the Company may be unable to track the delinquency status of the related first mortgage loans and whether such loans are at risk of foreclosure by others.

Home equity lines of credit are initially offered as “revolving” lines of credit whereby funds can be borrowed during a “draw” period. The only required payments during the draw period are scheduled monthly interest payments.  In previous years, the Company offered home equity lines of credit with ten-year maturities that included a draw period for the entire ten years. The full principal amount was due at the end of the draw period as a lump-sum balloon payment and no required monthly principal payments were due prior to maturity.  Beginning in 2012, the Company discontinued this product and began offering home equity lines of credit with 15-year maturities, including an initial five-year draw period requiring interest-only payments, followed by the required monthly payment of principal and interest on a fully-amortizing basis for the remaining ten-year term.  The conversion of a home equity line of credit to a fully amortizing basis presents an increased level of default risk to the Company since the borrower no longer has the ability to make principal draws on the line, and the amount of the required monthly payment could substantially increase to provide for scheduled repayment of principal and interest.  At September 30, 2013, all of the Company’s home equity lines of credit were in the interest-only payment phase and all of its second mortgage loans were fully amortizing.  The following table summarizes when home equity lines of credit at September 30, 2013 are scheduled to convert to a fully-amortizing basis:

Principal Balance
At September 30,
2013
(In thousands)
Year ended September 30,
2014	$17,816
2015	13,123
2016	20,232
2017	24,664
2018	32,267
Thereafter	2,803
Total	$110,905

Commercial loans represent loans to varying types of businesses, including municipalities, school districts and nonprofit organizations, to support working capital, operational needs and term financing of equipment.  Repayment of such loans is generally provided through operating cash flows of the business.  Commercial and multi-family real estate loans include loans secured by real estate occupied by the borrower for ongoing operations, non-owner occupied real estate leased to one or more tenants and greater-than-four family apartment buildings.  Land acquisition and development loans are made to borrowers for the purpose of infrastructure improvements to vacant land to create finished marketable residential and commercial lots or land.  Most land development loans are originated with the intent that the loans will be paid through the sale of developed lots or land by the developers generally within twelve months of the completion date.  Real estate construction and development loans include secured loans for the construction of residential properties by real estate professionals and, to a lesser extent, individuals, and business properties that often convert to a commercial real estate loan at the completion of the construction period.  Commercial and industrial loans include loans made to support working capital, operational needs and term financing of equipment and are generally secured by equipment, inventory, accounts receivable and personal guarantees of the owner.  Repayment of such loans is generally provided through operating cash flows of the business, with the liquidation of collateral as a secondary repayment source.

Consumer loans include primarily loans secured by savings accounts and automobiles.  Savings account loans are fully secured by restricted deposit accounts held at the Bank.  Automobile loans include loans secured by new and pre-owned automobiles.

In determining the allowance and the related provision for loan losses, the Company establishes valuation allowances based upon probable losses identified during the review of impaired loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower, expected future cash flows and discounted collateral exposure.  For further information, see the discussion of impaired loans below.  In addition, all loans that are not evaluated individually for impairment and any individually evaluated loans determined not to be impaired are segmented into groups based on similar risk characteristics as described above.  Historical loss rates for each risk group, which are updated quarterly, are quantified using all recorded loan charge-offs, changes in specific allowances on loans and real estate acquired through foreclosure and any gains and losses on the final disposition of real estate acquired through or in lieu of foreclosure.  These historical loss rates for each risk group are used as the starting point to determine the level of allowance.  The Company’s methodology includes risk factors that allow management to adjust its estimates of losses based on the most recent information available.  Such risk factors are generally reviewed and updated quarterly, as appropriate, and are adjusted to reflect actual changes and anticipated changes in national and local economic conditions and developments, the volume and severity of delinquent and internally classified loans, including the impact of scheduled loan maturities, loan concentrations, assessment of trends in collateral values, assessment of changes in borrowers’ financial stability, and changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses.  Such agencies may require the Company to modify its allowance for loan losses based on their judgment about information available to them at the time of their examination.

The following table summarizes the activity in the allowance for loan losses for the years ended September 30, 2013, 2012 and 2011:

	2013	2012	2011
Balance, beginning of year	$17,116,595	$25,713,622	$26,975,717
Provision charged to expense	12,090,000	14,450,000	14,800,000
Charge-offs:
Residential real estate loans:
Residential real estate first mortgage	3,364,443	8,034,624	4,519,629
Residential real estate second mortgage	1,632,770	2,696,028	2,094,004
Home equity lines of credit	2,401,726	6,028,622	3,002,230
Total residential real estate loans	7,398,939	16,759,274	9,615,863
Commercial loans:
Commercial & multi-family real estate	1,012,650	4,050,492	1,545,367
Land acquisition & development	73,094	261,725	4,382,462
Real estate construction & development	259,743	298,045	49,900
Commercial & industrial	6,833,856	2,067,253	773,848
Total commercial loans	8,179,343	6,677,515	6,751,577
Consumer and other	107,094	215,456	100,551
Total charge-offs	15,685,376	23,652,245	16,467,991
Recoveries:
Residential real estate loans:
Residential real estate first mortgage	79,968	81,260	66,500
Residential real estate second mortgage	232,353	103,321	117,374
Home equity lines of credit	544,177	150,146	153,868
Total residential real estate loans	856,498	334,727	337,742
Commercial loans:
Commercial & multi-family real estate	1,638,249	113,837	10,950
Land acquisition & development	23,160	7,716	2,415
Real estate construction & development	1,800,303	10,200	1,293
Commercial & industrial	421,464	117,405	44,883
Total commercial loans	3,883,176	249,158	59,541
Consumer and other	45,221	21,333	8,613
Total recoveries	4,784,895	605,218	405,896
Net charge-offs	10,900,481	23,047,027	16,062,095
Balance, end of year	$18,306,114	$17,116,595	$25,713,622

The following table summarizes, by loan portfolio segment, the changes in the allowance for loan losses for the years ended September 30, 2013 and 2012, respectively.

	September 30, 2013
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595
Provision charged to expense	7,168,043	4,773,790	58,548	89,619	12,090,000
Charge-offs	(7,398,939)	(8,179,343)	(107,094)	—	(15,685,376)
Recoveries	856,498	3,883,176	45,221	—	4,784,895
Balance, end of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114

	September 30, 2012
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622
Provision charged to expense	8,930,212	5,805,628	(221,886)	(63,954)	14,450,000
Charge-offs	(16,759,274)	(6,677,515)	(215,456)	—	(23,652,245)
Recoveries	334,727	249,158	21,333	—	605,218
Balance, end of year	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

The following table summarizes the information regarding the balance in the allowance and the recorded investment in loans by impairment method as of September 30, 2013 and 2012, respectively.

	September 30, 2013
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$1,852,701	$536,529	$16,487	$—	$2,405,717
Loans collectively evaluated for impairment	8,121,012	7,574,397	8,460	196,528	15,900,397
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114

Recorded investment in loans receivable at end of year:
Total loans receivable	$368,073,208	$636,138,165	$2,763,009		$1,006,974,382
Loans receivable individually evaluated for impairment	18,902,744	8,758,681	106,724		27,768,149
Loans receivable collectively evaluated for impairment	349,170,464	627,379,484	2,656,285		979,206,233
Loans receivable acquired with deteriorated credit quality	—	—	—		—

	September 30, 2012
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$624,825	$—	$—	$—	$624,825
Loans collectively evaluated for impairment	8,723,286	7,633,303	28,272	106,909	16,491,770
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of year	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Recorded investment in loans receivable at end of year:
Total loans receivable	$398,732,907	$591,431,264	$2,680,065		$992,844,236
Loans receivable individually evaluated for impairment	42,642,539	22,271,208	208,620		65,122,367
Loans receivable collectively evaluated for impairment	356,090,368	569,160,056	2,471,445		927,721,869
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Impaired Loans

The following is a summary of the unpaid principal balance and recorded investment of impaired loans as of September 30, 2013 and 2012.  The unpaid principal balances and recorded investments have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan categories exceeds the unpaid principal balance of such categories as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under Accounting Standards Codification (“ASC”) 310-20-30.

	September 30, 2013		September 30, 2012
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans: (1)
Non-accrual loans	$9,752,803	$9,812,044	$17,462,262	$17,503,014
Troubled debt restructurings current under restructured terms	11,305,093	11,371,198	22,198,364	22,284,401
Troubled debt restructurings past due under restructured terms	6,549,904	6,584,907	7,816,737	7,855,686
Total non-performing loans	27,607,800	27,768,149	47,477,363	47,643,101
Troubled debt restructurings returned to accrual status	23,418,016	23,528,528	17,402,455	17,479,266
Total impaired loans	$51,025,816	$51,296,677	$64,879,818	$65,122,367

(1) All non-performing loans at September 30, 2013 and 2012 were classified as non-accrual.

A loan is considered to be impaired when, based on current information and events, management determines that the Company will be unable to collect all amounts due according to the loan contract, including scheduled interest payments.  When a loan is identified as impaired, the amount of impairment loss is measured based on either the present value of expected future cash flows, discounted at the loan’s effective interest rate, or for collateral-dependent loans, observable market prices or the current fair value of the collateral.  See Impaired Loans under Note 19, Fair Value Measurements.  If the amount of impairment loss is measured based on the present value of expected future cash flows, the entire change in present value is recorded in the provision for loan losses.  If the fair value of the collateral is used to measure impairment of a collateral-dependent loan and repayment or satisfaction of the loan is dependent on the sale of the collateral, the fair value of the collateral is adjusted to consider estimated costs to sell.  However, if repayment or satisfaction of the loan is dependent only on the operation, rather than the sale of the collateral, the measurement of impairment does not incorporate estimated costs to sell the collateral.  If the value of the impaired loan is determined to be less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment charge is recognized through a provision for loan losses.  The following table summarizes the principal balance, net of amounts charged off, of impaired loans at September 30, 2013 and 2012 by the impairment method used.

	2013	2012
	(In thousands)
Fair value of collateral method	$39,691	$42,405
Present value of cash flows method	11,335	22,475
Total impaired loans	$51,026	$64,880

Loans considered for individual impairment analysis include loans that are past due, loans that have been placed on non-accrual status, troubled debt restructurings, loans with internally assigned credit risk ratings that indicate an elevated level of risk, and loans that management has knowledge of or concerns about the borrower’s ability to pay under the contractual terms of the note.  Residential loans to be evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, and discussions with the Bank’s loan collectors.  Commercial loans evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, discussions with loan officers, discussions with borrowers, periodic individual loan reviews and local media reports indicating problems with a particular project or borrower.  Commercial loans are individually reviewed and assigned a credit risk rating periodically by the internal loan committee.  See discussion of credit quality below.

The following tables contain a summary of the unpaid principal balances of impaired loans segregated by loans that had partial charge-offs recorded and loans with no partial charge-offs recorded, and the related recorded investments and allowance for loan losses as of September 30, 2013 and 2012.  The recorded investments have been reduced by all partial charge-offs.

	September 30, 2013
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Residential real estate first mortgage	$4,817,704	$1,892,403	$2,925,301	$22,621,982	$25,547,283	$25,712,587	$—
Residential real estate second mortgage	961,909	473,023	488,886	2,648,996	3,137,882	3,154,434	—
Home equity lines of credit	709,439	290,032	419,407	2,715,868	3,135,275	3,135,274	—
Total residential real estate	6,489,052	2,655,458	3,833,594	27,986,846	31,820,440	32,002,295	—
Land acquisition and development	57,523	14,879	42,644	—	42,644	43,706	—
Real estate construction & development	301,834	259,743	42,091	—	42,091	38,439	—
Commercial & multi-family real estate	3,827,364	1,159,528	2,667,836	7,628,698	10,296,534	10,343,639	—
Commercial & industrial	2,239,375	1,434,034	805,341	1,459,460	2,264,801	2,275,433	—
Total commercial	6,426,096	2,868,184	3,557,912	9,088,158	12,646,070	12,701,217	—
Consumer and other	121,830	93,842	27,988	111,912	139,900	140,480	—
Total	13,036,978	5,617,484	7,419,494	37,186,916	44,606,410	44,843,992	—

WITH AN ALLOWANCE RECORDED:
Residential real estate first mortgage	286,226	68,947	217,279	3,574,340	3,791,619	3,823,190	1,068,205
Residential real estate second mortgage	—	—	—	386,847	386,847	388,532	255,196
Home equity lines of credit	278,663	34,664	243,999	465,885	709,884	709,884	529,300
Total residential real estate	564,889	103,611	461,278	4,427,072	4,888,350	4,921,606	1,852,701
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction & development	—	—	—	—	—	—	—
Commercial & multi-family real estate	1,251,458	141,660	1,109,798	36,915	1,146,713	1,146,988	351,047
Commercial & industrial	—	—	—	367,856	367,856	367,605	185,482
Total commercial	1,251,458	141,660	1,109,798	404,771	1,514,569	1,514,593	536,529
Consumer and other	—	—	—	16,487	16,487	16,486	16,487
Total	1,816,347	245,271	1,571,076	4,848,330	6,419,406	6,452,685	2,405,717

TOTAL:
Residential real estate first mortgage	5,103,930	1,961,350	3,142,580	26,196,322	29,338,902	29,535,777	1,068,205
Residential real estate second mortgage	961,909	473,023	488,886	3,035,843	3,524,729	3,542,966	255,196
Home equity lines of credit	988,102	324,696	663,406	3,181,753	3,845,159	3,845,158	529,300
Total residential real estate	7,053,941	2,759,069	4,294,872	32,413,918	36,708,790	36,923,901	1,852,701
Land acquisition and development	57,523	14,879	42,644	—	42,644	43,706	—
Real estate construction & development	301,834	259,743	42,091	—	42,091	38,439	—
Commercial & multi-family real estate	5,078,822	1,301,188	3,777,634	7,665,613	11,443,247	11,490,627	351,047
Commercial & industrial	2,239,375	1,434,034	805,341	1,827,316	2,632,657	2,643,038	185,482
Total commercial	7,677,554	3,009,844	4,667,710	9,492,929	14,160,639	14,215,810	536,529
Consumer and other	121,830	93,842	27,988	128,399	156,387	156,966	16,487
Total	$14,853,325	$5,862,755	$8,990,570	$42,035,246	$51,025,816	$51,296,677	$2,405,717

	September 30, 2012
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Residential real estate first mortgage	$6,500,049	$2,503,149	$3,996,900	$26,552,991	$30,549,891	$30,706,940	$—
Residential real estate second mortgage	631,528	343,820	287,708	3,538,534	3,826,242	3,840,089	—
Home equity lines of credit	1,127,439	512,177	615,262	2,820,956	3,436,218	3,436,217	—
Total residential real estate	8,259,016	3,359,146	4,899,870	32,912,481	37,812,351	37,983,246	—
Land acquisition and development	53,858	14,849	39,009	—	39,009	39,009	—
Real estate construction & development	114,445	49,645	64,800	327,016	391,816	388,767	—
Commercial & multi-family real estate	9,361,052	3,005,180	6,355,872	9,735,952	16,091,824	16,133,126	—
Commercial & industrial	5,177,432	908,887	4,268,545	1,437,551	5,706,096	5,710,306	—
Total commercial	14,706,787	3,978,561	10,728,226	11,500,519	22,228,745	22,271,208	—
Consumer and other	160,850	113,896	46,954	158,502	205,456	208,620	—
Total	23,126,653	7,451,603	15,675,050	44,571,502	60,246,552	60,463,074	—

WITH AN ALLOWANCE RECORDED:
Residential real estate first mortgage	748,388	226,226	522,162	3,385,622	3,907,784	3,932,673	346,365
Residential real estate second mortgage	—	—	—	392,846	392,846	393,983	191,612
Home equity lines of credit	—	—	—	332,636	332,636	332,637	86,848
Total residential real estate	748,388	226,226	522,162	4,111,104	4,633,266	4,659,293	624,825
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction & development	—	—	—	—	—	—	—
Commercial & multi-family real estate	—	—	—	—	—	—	—
Commercial & industrial	—	—	—	—	—	—	—
Total commercial	—	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—	—
Total	748,388	226,226	522,162	4,111,104	4,633,266	4,659,293	624,825

TOTAL:
Residential real estate first mortgage	7,248,437	2,729,375	4,519,062	29,938,613	34,457,675	34,639,613	346,365
Residential real estate second mortgage	631,528	343,820	287,708	3,931,380	4,219,088	4,234,072	191,612
Home equity lines of credit	1,127,439	512,177	615,262	3,153,592	3,768,854	3,768,854	86,848
Total residential real estate	9,007,404	3,585,372	5,422,032	37,023,585	42,445,617	42,642,539	624,825
Land acquisition and development	53,858	14,849	39,009	—	39,009	39,009	—
Real estate construction & development	114,445	49,645	64,800	327,016	391,816	388,767	—
Commercial & multi-family real estate	9,361,052	3,005,180	6,355,872	9,735,952	16,091,824	16,133,126	—
Commercial & industrial	5,177,432	908,887	4,268,545	1,437,551	5,706,096	5,710,306	—
Total commercial	14,706,787	3,978,561	10,728,226	11,500,519	22,228,745	22,271,208	—
Consumer and other	160,850	113,896	46,954	158,502	205,456	208,620	—
Total	$23,875,041	$7,677,829	$16,197,212	$48,682,606	$64,879,818	$65,122,367	$624,825

During the years ended September 30, 2013 and 2012, charge-offs of non-performing and impaired loans totaled $15.7 million and $23.7 million, respectively, including partial charge-offs of $3.7 million and $10.7 million, respectively.  At September 30, 2013 and 2012, the remaining principal balance of non-performing and impaired loans for which the Company previously recorded partial charge-offs totaled $9.0 million and $16.2 million, respectively.

The following tables contain a summary of the average recorded investments in impaired loans and the interest income recognized on such loans for the years ended September 30, 2013 and 2012, respectively.  The recorded investments have been reduced by all partial charge-offs.

	Year Ended
	September 30, 2013		September 30, 2012
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Residential real estate first mortgage	$28,661,473	$1,005,357	$29,553,434	$1,026,328
Residential real estate second mortgage	3,373,188	131,655	3,426,107	148,162
Home equity lines of credit	3,697,746	38,282	3,492,655	71,781
Land acquisition and development	55,181	—	29,816	—
Real estate construction & development	118,666	—	936,763	4,986
Commercial & multi-family real estate	12,768,153	179,395	12,599,341	883,784
Commercial & industrial	4,606,779	44,508	4,242,100	261,714
Consumer and other	149,888	297	196,759	2,787
Total		1,399,494		2,399,542

With an allowance recorded:
Residential real estate first mortgage	3,386,052	—	8,404,107	78,724
Residential real estate second mortgage	402,864	—	827,732	5,334
Home equity lines of credit	439,541	—	887,651	11,614
Land acquisition and development	—	—	222,104	—
Real estate construction & development	—	—	107,306	—
Commercial & multi-family real estate	745,145	—	1,054,726	—
Commercial & industrial	227,982	—	286,417	—
Consumer and other	4,042	—	87,439	—
Total		—		95,672

Total:
Residential real estate first mortgage	32,047,525	1,005,357	37,957,541	1,105,052
Residential real estate second mortgage	3,776,052	131,655	4,253,839	153,496
Home equity lines of credit	4,137,287	38,282	4,380,306	83,395
Land acquisition and development	55,181	—	251,920	—
Real estate construction & development	118,666	—	1,044,069	4,986
Commercial & multi-family real estate	13,513,298	179,395	13,654,067	883,784
Commercial & industrial	4,834,761	44,508	4,528,517	261,714
Consumer and other	153,930	297	284,198	2,787
Total		$1,399,494		$2,495,214

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes.  Borrowers are generally classified as delinquent once payments become 30 days or more past due.  The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectibility of interest or principal is no longer probable.  In general, loans are placed on non-accrual when they become 90 days or more past due.  However, management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  Previously accrued but unpaid interest is charged to current income at the time a loan is placed on non-accrual status.  Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears, or recorded as income depending on management’s assessment of the ultimate collectibility of the loan.  Non-accrual loans are returned to accrual status when, in the opinion of management, the financial condition of the borrower indicates that the timely collectibility of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.  Prior to returning a loan to accrual status, the loan is individually reviewed and evaluated.  Many factors are considered prior to returning a loan to accrual status, including a positive change in the borrower’s financial condition or the Company’s collateral position that, together with the sustained period of repayment performance, result in the likelihood of a loss that is no longer probable.

The following is a summary of the recorded investment in loans receivable by class that were 30 days or more past due with respect to contractual principal or interest payments at September 30, 2013 and 2012.  The summary does not include commercial loans that had passed their contractual maturity dates and were in the process of renewal because the borrowers were not past due 30 days or more with respect to their scheduled periodic principal or interest payments.

	September 30, 2013
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate:
Residential real estate first mortgage	$2,661,510	$1,033,315	$4,618,113	$8,312,938	$204,993,105	$213,306,043	$—	$14,593,039
Residential real estate second mortgage	172,686	44,601	366,645	583,932	42,743,577	43,327,509	—	1,510,637
Home equity lines of credit	1,301,620	706,112	1,210,541	3,218,273	108,221,383	111,439,656	—	2,799,067
Total residential real estate	4,135,816	1,784,028	6,195,299	12,115,143	355,958,065	368,073,208	—	18,902,743
Commercial:
Land acquisition and development	—	—	4,278,495	4,278,495	36,234,753	40,513,248	4,278,495	43,706
Real estate construction & development	18,957	—	—	18,957	20,506,816	20,525,773	—	38,439
Commercial & multi-family real estate	—	278,163	3,108,453	3,386,616	344,732,193	348,118,809	—	6,039,604
Commercial & industrial	24,175	3,509	450,925	478,609	226,501,726	226,980,335	—	2,636,932
Total commercial	43,132	281,672	7,837,873	8,162,677	627,975,488	636,138,165	4,278,495	8,758,681
Consumer and other	555	3,163	16,987	20,705	2,742,304	2,763,009	—	106,725
Total	$4,179,503	$2,068,863	$14,050,159	$20,298,525	$986,675,857	$1,006,974,382	$4,278,495	$27,768,149

	September 30, 2012
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate:
Residential real estate first mortgage	$2,567,694	$3,229,337	$5,792,387	$11,589,418	$200,183,277	$211,772,695	$—	$21,635,255
Residential real estate second mortgage	264,540	273,642	433,195	971,377	41,277,730	42,249,107	—	2,257,475
Home equity lines of credit	1,940,740	902,941	1,182,495	4,026,176	140,684,929	144,711,105	—	3,420,409
Total residential real estate	4,772,974	4,405,920	7,408,077	16,586,971	382,145,936	398,732,907	—	27,313,139
Commercial:
Land acquisition and development	110,308	—	39,009	149,317	47,186,229	47,335,546	—	39,009
Real estate construction & development	—	—	357,643	357,643	21,535,974	21,893,617	—	388,767
Commercial & multi-family real estate	290,776	69,756	8,230,195	8,590,727	315,502,338	324,093,065	—	14,155,739
Commercial & industrial	23,421	—	266,042	289,463	197,819,573	198,109,036	—	5,601,512
Total commercial	424,505	69,756	8,892,889	9,387,150	582,044,114	591,431,264	—	20,185,027
Consumer and other	5,467	4,152	149,861	159,480	2,520,585	2,680,065	—	144,935
Total	$5,202,946	$4,479,828	$16,450,827	$26,133,601	$966,710,635	$992,844,236	$—	$47,643,101

Credit Quality

The credit quality of the Company’s residential and consumer loans is primarily monitored on the basis of aging and delinquency, as summarized in the table above.  The credit quality of the Company’s commercial loans is primarily monitored using an internal rating system reflecting management’s risk assessment based on an analysis of several factors including the borrower’s financial condition, the financial condition of the underlying business, cash flows of the underlying collateral and the delinquency status of the loan.  The internal system assigns one of the following five risk gradings.  The “pass” category consists of a range of loan sub-grades that reflect various levels of acceptable risk.  Movement of risk through the various sub-grade levels in the “pass” category is monitored for early identification of credit deterioration.  The “special mention” rating is considered a “watch” rating rather than an “adverse” rating and is assigned to loans where the borrower exhibits negative financial trends due to borrower-specific or systemic conditions that, if left uncorrected, threaten the borrower’s capacity to meet its debt obligations.  The borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. This is a transitional grade that is closely monitored for improvement or deterioration.  The “substandard” rating is assigned to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists.  The “doubtful” rating is assigned to loans that have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, questionable resulting in a high probability of loss.  An asset classified as “loss” is considered uncollectible and of such little value that charge-off is generally warranted.  In limited circumstances, the Company might establish a specific allowance on assets classified as loss if a charge-off is not yet warranted because circumstances are changing and the exact amount of the loss cannot be determined.

The following is a summary of the recorded investment of loan risk ratings by class at September 30, 2013 and 2012.

	September 30, 2013
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$197,061,832	$269,891	$10,833,561	$5,140,759	$—
Residential real estate second mortgage	41,767,041	49,831	1,101,032	409,605	—
Home equity lines of credit	108,494,113	—	1,371,395	1,574,148	—
Total residential real estate	347,322,986	319,722	13,305,988	7,124,512	—
Land acquisition and development	27,675,231	6,954,392	5,883,625	—	—
Real estate construction & development	20,487,334	—	38,439	—	—
Commercial & multi-family real estate	324,959,886	6,939,560	16,159,063	60,300	—
Commercial & industrial	218,776,888	4,936,156	3,267,291	—	—
Total commercial	591,899,339	18,830,108	25,348,418	60,300	—
Consumer and other	2,656,284	—	—	106,725	—
Total	941,878,609	19,149,830	38,654,406	7,291,537	—
Less related specific allowance	—	—	(1,058,007)	(1,347,710)	—
Total net of allowance	$941,878,609	$19,149,830	$37,596,399	$5,943,827	$—

	September 30, 2012
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$185,061,008	$462,421	$23,039,578	$3,209,688	$—
Residential real estate second mortgage	39,698,676	181,825	1,779,092	589,514	—
Home equity lines of credit	139,910,992	146,631	3,511,016	1,142,466	—
Total residential real estate	364,670,676	790,877	28,329,686	4,941,668	—
Land acquisition and development	34,632,857	4,549,053	8,153,636	—	—
Real estate construction & development	21,504,850	—	34,173	354,594	—
Commercial & multi-family real estate	297,366,661	1,189,914	22,729,017	2,807,473	—
Commercial & industrial	184,570,394	575,990	12,962,652	—	—
Total commercial	538,074,762	6,314,957	43,879,478	3,162,067	—
Consumer and other	2,535,130	—	—	144,935	—
Total	905,280,568	7,105,834	72,209,164	8,248,670	—
Less related specific allowance	—	—	(624,825)	—	—
Total net of allowance	$905,280,568	$7,105,834	$71,584,339	$8,248,670	$—

Troubled Debt Restructurings

The following is a summary of the unpaid principal balance and recorded investment of troubled debt restructurings as of September 30, 2013 and 2012.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan categories exceeds the unpaid principal balance of such categories as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.

	September 30, 2013		September 30, 2012
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans (1):
Current under restructured terms	$11,305,093	$11,371,198	$22,198,364	$22,284,401
Past due under restructured terms	6,549,904	6,584,907	7,816,737	7,855,686
Total non-performing	17,854,997	17,956,105	30,015,101	30,140,087
Returned to accrual status	23,418,016	23,528,528	17,402,455	17,479,266
Total troubled debt restructurings	$41,273,013	$41,484,633	$47,417,556	$47,619,353

(1) All non-performing loans at September 30, 2013 and 2012 were classified as non-accrual.

A loan is classified as a troubled debt restructuring if the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Such concessions related to residential mortgage and consumer loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance, extending the maturity date, or a discharge in bankruptcy and the borrower has not reaffirmed the debt.  Such concessions related to commercial loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance or extending the maturity date, and, to a much lesser extent, a partial forgiveness of debt.  In addition, because of their short term nature, a commercial loan could be classified as a troubled debt restructuring if the loan matures, the borrower is considered troubled and the scheduled renewal rate on the loan is determined to be less than a risk-adjusted market interest rate on a similar credit.  A loan classified as a troubled debt restructuring will generally retain such classification until the loan is paid in full.  However, a restructured loan that is in compliance with its modified terms and yields a market rate of interest at the time of restructuring is removed from the troubled debt restructuring classification once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally one year.  Interest income on restructured loans is accrued at the reduced rate and the loan is returned to performing status once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally six months.  Loans classified as troubled debt restructurings are evaluated individually for impairment.  See Impaired Loans.  In addition, all charge-offs and changes in the specific allowances related to loans classified as troubled debt restructurings are included in the historical loss rates used to determine the allowance and related provision for loan losses, as discussed above.

Loans that were restructured within the years ended September 30, 2013, 2012 and 2011 and loans that were restructured during the preceding twelve months and defaulted during the years ended September 30, 2013, 2012 and 2011 are presented within the table below. The Company considers a loan to have defaulted when it becomes 90 or more days delinquent under the modified terms, has been transferred to non-accrual status, has been charged off or has been acquired through or in lieu of foreclosure.

				Restructured During Preceding
	Total Restructured During			Twelve Months and Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2013	2012	2011	2013	2012	2011

Residential mortgage loans	$3,950,779	$7,667,713	$11,916,113	$3,611,561	$17,826,288	$12,931,213
Commercial loans	5,086,481	7,689,631	7,806,257	89,296	1,607,578	650,959
Consumer loans	1,341	41,954	—	—	312,165	—
Total	$9,038,601	$15,399,298	$19,722,370	$3,700,857	$19,746,031	$13,582,172

The amount of additional undisbursed funds that were committed to borrowers who were included in troubled debt restructured status at September 30, 2013 and 2012 was $175,000 and $5,000, respectively.

The financial impact of troubled debt restructurings can include loss of interest due to reductions in interest rates and partial or total forgiveness of accrued interest, and increases in the provision for losses.  The gross amount of interest that would have been recognized under the original terms of renegotiated loans was $3.0 million and $3.4 million for the years ended September 30, 2013 and 2012, respectively.  The actual amount of interest income recognized under the restructured terms totaled $1.1 million and $2.1 million for the years ended September 30, 2013 and 2012.  Provisions for losses related to restructured loans totaled $2.5 million and $3.6 million for the years ended September 30, 2013 and 2012, respectively.   Specific loan loss allowance related to troubled debt restructurings were $1.3 million and $625,000 at September 30, 2013 and 2012, respectively.